RELATED-PARTY BALANCES AND TRANSACTIONS - Amounts due from related parties (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RELATED-PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	$ 8,322	$ 5,650	$ 8,306
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party	Related party	Related party
Amounts due from related parties			$ 2,969
OtherReceivableAfterAllowanceForCreditLossNoncurrentRelatedPartyCounterpartyNameExtensibleEnumeration	Related party	Related party	Related party
Total	$ 8,322	$ 5,650	$ 11,275
Other Receivable, after Allowance for Credit Loss, Related Party [Extensible Enumeration]	Related party	Related party	Related party
Mr. Tiancheng Lou (note), non-current
RELATED-PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties			$ 2,969
OtherReceivableAfterAllowanceForCreditLossNoncurrentRelatedPartyCounterpartyNameExtensibleEnumeration	Related party	Related party	Related party
Related party
RELATED-PARTY BALANCES AND TRANSACTIONS
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party	Related party	Related party
Amounts due from related parties	$ 8,322	$ 5,650	$ 8,306
Related party | TMC
RELATED-PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	5	165	1,831
Related party | Sinotrans
RELATED-PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	$ 8,317	$ 5,485	$ 6,475